SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT REPORTING

14. SEGMENT REPORTING

Operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Company’s Chief Executive Officer, “CEO”) in deciding how to allocate resources and in assessing the Company’s performance.

Operating segments for the Company are organized by product type and managed by segment managers who are responsible for the operating and financial results of each segment. Due to the similarities in the manufacturing and distribution processes for the Company’s products, much of the information provided in these consolidated financial statements and the footnotes to the consolidated financial statements, is similar to, or the same as, that information reviewed on a regular basis by the Company’s CEO.

The Company’s management evaluates segment profit/loss for each of the Company’s operating segments. The Company defines segment profit/loss as income from continuing operations before interest, taxes, depreciation, amortization, share-based compensation expense, gains/losses on foreign currency fluctuations, gains/losses on the early extinguishment of debt and miscellaneous expenses. Segment profit/loss also excludes the impact of certain items that are not directly attributable to the reportable segments’ underlying operating performance. Such items are shown below in the table reconciling segment profit to consolidated income from continuing operations before income taxes. The Company does not have any material inter-segment sales. Information about total assets by segment is not disclosed because such information is not reported to or used by the Company’s CEO. Segment goodwill and other intangible assets, net, are disclosed in Note 9 and Note 8, respectively.

As of March 31, 2021, the Company’s operations were organized in the following two reportable segments:

1.      The Cannabinoid operating segment: comprised of the Company’s cultivation, extraction, manufacturing and commercialization of cannabinoid products. This operating segment is in the early stages of commercializing cannabinoid products internationally pursuant to applicable international and domestic legislation, regulations, and other permits. The Company’s principal customers and sales for its products will initially be outside of the U.S.

2.      Non-Cannabinoid operating segment: comprised of the brands acquired as part of the Herbal Brands acquisition in April 2019. The segment is engaged in the business of formulating, manufacturing, marketing, selling, distributing, and otherwise commercializing homeopathic and other natural remedies, wellness products, detoxification products, nutraceuticals, and nutritional and dietary supplements. The Company’s principal customers for its Herbal Brands products include mass retailers, specialty and health retailer and distributors in the U.S.

The following table is a comparative summary of the Company’s net sales and segment profit by reportable segment for the periods presented:

	Three months ended
	March 31, 2021	March 31, 2020
Segment Net Sales:
Cannabinoid	$677	$242
Non-Cannabinoid	2,800	2,672
Total Net Sales	3,477	2,914

Segment Profit (Loss):
Cannabinoid	(2,864)	(5,401)
Non-Cannabinoid	612	480
Total Segment Loss	$(2,252)	$(4,921)

Reconciliation:
Total Segment Loss	(2,252)	(4,921)
Unallocated corporate expenses	(3,387)	(1,804)
Non-cash share based compensation	(1,550)	(416)
Depreciation and amortization	(579)	(352)
Goodwill impairment	—	(1,682)
Loss from operations	$(7,768)	$(9,174)

Loss on fair value of derivative instrument	—	13
Loss(gain) on remeasurement of warrant liability	4,851	—
Loss on investments	—	161
Foreign exchange loss	759	48
Interest expense	978	836
Miscellaneous, net	(602)	(57)
Loss from operations before income taxes	$(13,754)	$(10,175)

During the three months ended March 31, 2021 and 2020, revenues from GNC and its affiliates accounted for approximately 19% and 36% of the Company’s net sales; the net sales attributable to the GNC are reflected in the non-cannabinoid segment. During 2021 and 2020, the Company’s net sales for the non-cannabinoid segment were in the U.S.; cannabinoid net sales were outside of the U.S., primarily in Colombia and Australia.

	March 31, 2021	December 31, 2020
Long-lived assets
Cannabinoid	$27,148	$25,485
Non-Cannabinoid	162	176
Other(a)	26	19
	$27,336	$25,680

____________

(a)      “Other” includes long-lived assets primarily in the Company’s corporate offices.

Long-lived assets consist of non-current assets other than goodwill; intangible assets, net; deferred tax assets; investments in unconsolidated subsidiaries and equity securities; and financial instruments. The Company’s largest markets in terms of long-lived assets are Colombia and Portugal.

The following table disaggregates the Company’s revenues by channel for the for the periods presented:

	Three months ended
	March 31, 2021	March 31, 2020
Mass retail	$1,888	$1,021
Specialty, health and other retail	225	312
Distributors	1,232	1,339
E-commerce	132	242
	$3,477	$2,914

17. SEGMENT REPORTING

Operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Company’s Chief Executive Officer, “CEO”) in deciding how to allocate resources and in assessing the Company’s performance.

Operating segments for the Company are organized by product type and managed by segment managers who are responsible for the operating and financial results of each segment. Due to the similarities in the manufacturing and distribution processes for the Company’s products, much of the information provided in these consolidated financial statements and the footnotes to the consolidated financial statements, is similar to, or the same as, that information reviewed on a regular basis by the Company’s CEO.

The Company’s management evaluates segment profit/loss for each of the Company’s operating segments. The Company defines segment profit/loss as income from continuing operations before interest, taxes, depreciation, amortization, share-based compensation expense, gains/losses on foreign currency fluctuations, gains/losses on the early extinguishment of debt and miscellaneous expenses. Segment profit/loss also excludes the impact of certain items that are not directly attributable to the reportable segments’ underlying operating performance. Such items are shown below in the table reconciling segment profit to consolidated income from continuing operations before income taxes. The Company does not have any material inter-segment sales. Information about total assets by segment is not disclosed because such information is not reported to or used by the Company’s CEO. Segment goodwill and other intangible assets, net, are disclosed in Note 10. Goodwill and Note 9. Intangible Assets, respectively.

As of December 31, 2020, the Company’s operations were organized in the following two reportable segments:

1.      The Cannabinoid operating segment: comprised of the Company’s cultivation, extraction, manufacturing and commercialization of cannabinoid products. This operating segment is in the early stages of commercializing cannabinoid products internationally pursuant to applicable international and domestic legislation, regulations, and other permits. The Company’s principal customers and sales for its products will initially be outside of the U.S.

2.      Non-Cannabinoid operating segment: comprised of the brands acquired as part of the Herbal Brands acquisition in April 2019. The segment is engaged in the business of formulating, manufacturing, marketing, selling, distributing, and otherwise commercializing homeopathic and other natural remedies, wellness products, detoxification products, nutraceuticals, and nutritional and dietary supplements. The Company’s principal customers for its Herbal Brands products include mass retailers, specialty and health retailer and distributors in the U.S.

The following table is a comparative summary of the Company’s net sales and segment profit for by reportable segment for the periods presented:

	Year ended
	December 31, 2020 (Restated)(a)	December 31, 2019
Segment Net Sales:
Cannabinoid	$2,511	$133
Non-Cannabinoid	9,606	7,701
Total Net Sales	12,117	7,834

Segment Profit (Loss):
Cannabinoid	(18,798)	(25,250)
Non-Cannabinoid	1,863	614
Total Loss	$(16,935)	$(24,636)

Reconciliation:
Total Segment Loss	(16,935)	(24,636)
Unallocated corporate expenses	(6,405)	(5,887)
Non-cash share based compensation	(1,652)	(1,522)
Depreciation and amortization	(1,854)	(1,480)
Herbal Brands acquisition related charges	—	(3,015)
Goodwill impairment	(1,682)	—
Loss from operations	$(28,528)	$(36,540)

Loss on debt extinguishment	2,360	3,374
Gain on remeasurement of warrant liability	(10,780)	—
Loss on fair value of derivative instrument	657	421
Loss on investments	464	756
Foreign exchange loss	491	1,575
Interest expense	4,455	2,684
Miscellaneous, net	(284)	534
Loss from operations before income taxes	$(25,891)	$(45,884)

During 2020, revenues from GNC and its affiliates accounted for approximately 10.1% of the Company’s net sales; the net sales attributable to the GNC are reflected in the non-cannabinoid segment. During 2019, GNC and its affiliates and Pattern, Inc. accounted for approximately 32% and 12%, respectively, of the Company’s total net sales and were reflected in the non-cannabinoid segment net sales. During 2020 and 2019, the Company’s net sales for the cannabinoid segment were in the U.S.; non-cannabinoid net sales were outside of the U.S., primarily in Colombia.

	December 31, 2020	December 31, 2019
Long-lived assets
Cannabinoid	$25,485	$24,209
Non-Cannabinoid	176	207
Other(a)	19	16
	$25,680	$24,432

____________

(a)      “Other” includes long-lived assets primarily in the Company’s corporate offices.

Long-lived assets consist of non-current assets other than goodwill; intangible assets, net; deferred tax assets; investments in unconsolidated subsidiaries and equity securities; and financial instruments. The Company’s largest markets in terms of long-lived assets are Colombia and Portugal.

The following table disaggregates the Company’s revenues by channel for the for the periods presented:

	Year ended
	December 31, 2020	December 31, 2019
Mass retail	$6,879	$3,318
Specialty, health and other retail	689	1,235
Distributors	4,036	2,397
E-commerce	513	885
	$12,117	$7,834